Share Capital and Share Premium - Authorised share capital (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Value of shares authorised	$ 2,200	$ 2,200
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorised	500,000,000	500,000,000
Par value per share	$ 0.004	$ 0.004
Value of shares authorised	$ 2,000	$ 2,000
Class B Common Shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorised	100,000,000	100,000,000
Par value per share	$ 0.001	$ 0.001
Value of shares authorised	$ 100	$ 100
Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorised	100,000,000	100,000,000
Par value per share	$ 0.001	$ 0.001
Value of shares authorised	$ 100	$ 100